FAIR VALUE DISCLOSURES, Part 3 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair value option - Loans held for sale [Abstract]
Loans held for sale	$ 23,662	$ 20,390
Difference	624	366	1,843
Aggregate Fair Value [Member]
Fair value option - Loans held for sale [Abstract]
Loans held for sale	23,662	20,390	47,487
Contractual Principal [Member]
Fair value option - Loans held for sale [Abstract]
Loans held for sale	$ 23,038	$ 20,024	$ 45,644